UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2014

[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

 ======================================================

       SEMIANNUAL REPORT
       USAA CALIFORNIA MONEY MARKET FUND
       SEPTEMBER 30, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"SMALL DECISIONS TODAY, AS YOU WORK TO
GROW YOUR SAVINGS AND BUILD YOUR PORTFOLIO,         [PHOTO OF BROOKS ENGLEHARDT]
CAN HAVE A BIG IMPACT IN THE FUTURE."

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NOVEMBER 2014

In the financial markets, nothing should be taken for granted. During the reporting period, a number of so-called "experts" predicted that longer-term interest rates would rise after the Federal Reserve (the Fed) began reducing (or tapering) its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to push down long-term interest rates and stimulate economic growth.) However, instead of longer-term interest rates rising, they fell. They continued to trend down through much of the reporting period as the Fed continued tapering its asset purchases. Although interest rates spiked during September of this year, the increase was temporary and seemed to be a reaction to improved U.S. economic data, speculation about the timing of Fed short-term interest rate cuts, and growing geopolitical concerns, including extremist threats in the Middle East. At the end of the reporting period, longer-term interest rates were lower than they were at the beginning of the period.

The investment environment is multi-faceted, and short-term market moves can be influenced by many different things. It is therefore vital, I believe, to have an investment plan - one that is based on your financial objectives, time horizon, and risk tolerance. Small decisions today, as you work to grow your savings and build your portfolio, can have a big impact in the future.

At USAA Investments, we have believed for some time that longer-term interest rates were likely to remain lower for longer than many market participants expected. The U.S. economic recovery remains fragile. Growth contracted during the first quarter, with U.S. gross domestic product (GDP) declining 2.1%. Although GDP reportedly grew 4.6% in the second quarter, economic growth in the first half of 2014 was lower than many expected at the beginning of the calendar year. In addition, the global economy has slowed. Growth has stagnated in a number of euro zone countries, and Europe could potentially experience a new recession. China's economy has unexpectedly softened amid a slump in that country's real estate sector, while Japan's second-quarter change in GDP was weaker than anticipated. Meanwhile, geopolitical tensions sparked dramatic

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

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headlines during the reporting period and are likely to persist. Shareholders must try to look through the media noise and focus on information relevant to their investment plan.

Eventually, longer-term interest rates may start to rise, and we expect the increase to be more gradual than the markets seem to believe. Once interest rates do rise, bond prices will fall (bond prices move in the opposite direction of interest rates). However, this will be offset, we believe, in part by the income generated by those bonds. We also expect that our USAA fixed-income portfolio managers will have the opportunity to reinvest and achieve higher yields. It is our view that, in the coming months, you should expect the majority of your potential total return to come from the income generated by your bond funds.

Meanwhile, we believe that tax-exempt bonds are likely to remain attractive, perhaps more so given that marginal income tax rates are higher today than they were a few years ago. We expect many investors to continue favoring them for the tax-free income they provide.

At the same time, most money market funds are yielding almost zero percent.
Some shareholders may find that other investments, such as short duration bond funds - which generally offer higher yields than money markets - could be attractive alternatives. If you would like to review your investment plan to ensure it still matches your time horizon, investment goals, and risk tolerance, please do not hesitate to call one of our financial advisors. They can also help you determine if it might be appropriate to rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

From all of us here at USAA Investments, thank you for your continued investment in our family of tax-exempt mutual funds. We will continue working hard on your behalf.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         14

   Financial Statements                                                      15

   Notes to Financial Statements                                             18

EXPENSE EXAMPLE                                                              26

ADVISORY AGREEMENT(S)                                                        28

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE CALIFORNIA MONEY MARKET FUND (THE FUND) PROVIDES CALIFORNIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund primarily invests in high-quality California tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Yields on money market funds stayed at or near zero throughout the reporting period, as the Federal Reserve (the Fed) continued holding the federal funds target rate between 0% and 0.25%. As a result, money market funds provided very low absolute yields, though investors continued to rely on them for the potential safety and liquidity they offer.

    Meanwhile, the Fed continued to taper (or reduce) its quantitative easing asset purchases and announced plans to end them in October of this year. Accordingly, market participants began to speculate on the timing of an interest rate hike, with some predicting the Fed might raise the federal funds target rate in mid-2015.

    The SIFMA Municipal Swap Index, an index of seven-day variable-rate demand notes (VRDNs), stayed in a narrow range, starting the reporting period with a yield at 0.06%, rising to a high of 0.12% on April 23, 2014 amid tax season-related redemptions, and ending the reporting period at 0.04%.

    The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee. o Variable-rate demand notes (VRDNs) are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

================================================================================

2  | USAA CALIFORNIA MONEY MARKET FUND

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o   HOW DID THE USAA CALIFORNIA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM
    DURING THE REPORTING PERIOD?

    For the six-month period ended September 30, 2014, the Fund had a return of 0.01%, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

    California's fiscal situation continued to improve during the reporting period. The state controller announced this past June that the state's general fund, the primary account from which California funds its day-to-day operations, ended fiscal year 2014 with a positive cash balance for the first time since fiscal year 2007. A positive cash balance means that the state had funds available to meet all of its payment obligations without the need for short-term borrowing. In addition, state revenues - benefiting from a tax initiative approved by voters in November 2012 - exceeded budget estimates by more than $2 billion in fiscal 2014. The new taxes are expected to continue to generate billions of dollars in additional revenue annually, reducing the chance of a large budget gap in the near future. The governor's budget for fiscal 2015 provides for adding to the state's reserves and paying down debt. Recognizing California's fiscal progress, Moody's Investors Service, Inc. upgraded the state's general obligation bonds one notch in June 2014. At the end of the reporting period, California's general obligation bonds were rated Aa3 by Moody's Investors Service, Inc., A by Standard & Poor's Ratings Group, and A by Fitch Ratings, Inc.

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The majority of the Fund's assets are invested in VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days' or less notice. In addition, many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest. As a result, they offer the Fund a potential degree of safety.

    We also sought to enhance the Fund's yield by investing in securities with longer maturities. However, given that interest rates were so low, these securities did not significantly increase the Fund's yield. We relied on our in-house team of credit analysts to help us identify potential investments for the Fund. They also continued to analyze and monitor every holding in the portfolio.

    We appreciate the opportunity to help you with your investment needs.

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4  | USAA CALIFORNIA MONEY MARKET FUND

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INVESTMENT OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND (THE FUND) (Ticker Symbol: UCAXX)

--------------------------------------------------------------------------------
                                                  9/30/14              3/31/14
--------------------------------------------------------------------------------
Net Assets                                    $310.3 Million      $316.4 Million
Net Asset Value Per Share                         $1.00                $1.00

Dollar-Weighted Average
Portfolio Maturity(+)                            9 Days               14 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                      AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
   3/31/14-9/30/14*           1 YEAR              5 YEARS            10 YEARS
        0.01%                 0.02%                0.03%               1.12%

--------------------------------------------------------------------------------
   7-DAY YIELD AS OF 9/30/14                    EXPENSE RATIO AS OF 3/31/14**
--------------------------------------------------------------------------------
SUBSIDIZED                      0.01%                       0.58%
UNSUBSIDIZED                   -0.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net invstment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                USAA CALIFORNIA MONEY                  iMONEYNET
                                      MARKET FUND                       AVERAGE
 9/30/2013                               0.01%                           0.01%
10/28/2013                               0.01                            0.01
11/25/2013                               0.01                            0.01
12/30/2013                               0.01                            0.01
 1/27/2014                               0.01                            0.01
 2/24/2014                               0.01                            0.01
 3/31/2014                               0.01                            0.01
 4/28/2014                               0.01                            0.01
 5/23/2014                               0.01                            0.01
 6/30/2014                               0.01                            0.01
 7/28/2014                               0.01                            0.01
 8/25/2014                               0.01                            0.01
 9/29/2014                               0.01                            0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/29/14.

The graph tracks the USAA California Money Market Fund's seven-day yield against an average of money market fund yields of all state-specific and retail state tax-free and municipal money funds calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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6  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

                             o TOP 10 INDUSTRIES - 9/30/14 o
                                  (% of Net Assets)

Hospital.................................................................  17.8%
Education................................................................  13.2%
Appropriated Debt........................................................  13.1%
General Obligation.......................................................  11.4%
Special Assessment/Tax/Fee...............................................  11.1%
Water/Sewer Utility......................................................   6.8%
Nursing/CCRC.............................................................   5.9%
Multifamily Housing......................................................   5.5%
Real Estate Tax/Fee......................................................   5.5%
Industrial Gases.........................................................   3.5%

                           o PORTFOLIO MIX - 9/30/14 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 89.6%
FIXED-RATE INSTRUMENTS                                                      7.6%
ADJUSTABLE-RATE NOTES                                                       2.6%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-13.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          USAA CALIFORNIA MONEY
                               MARKET FUND
09/30/04                        $10,000.00
10/31/04                         10,010.29
11/30/04                         10,020.02
12/31/04                         10,030.94
01/31/05                         10,041.17
02/28/05                         10,052.32
03/31/05                         10,064.57
04/30/05                         10,081.30
05/31/05                         10,100.84
06/30/05                         10,116.86
07/31/05                         10,132.48
08/31/05                         10,149.31
09/30/05                         10,167.69
10/31/05                         10,185.31
11/30/05                         10,205.47
12/31/05                         10,229.69
01/31/06                         10,250.16
02/28/06                         10,270.95
03/31/06                         10,295.38
04/30/06                         10,318.52
05/31/06                         10,345.02
06/30/06                         10,373.75
07/31/06                         10,399.09
08/31/06                         10,425.75
09/30/06                         10,452.67
10/31/06                         10,478.34
11/30/06                         10,504.75
12/31/06                         10,534.29
01/31/07                         10,559.86
02/28/07                         10,585.24
03/31/07                         10,613.99
04/30/07                         10,641.52
05/31/07                         10,671.99
06/30/07                         10,701.22
07/31/07                         10,728.96
08/31/07                         10,761.41
09/30/07                         10,788.15
10/31/07                         10,816.52
11/30/07                         10,845.34
12/31/07                         10,873.11
01/31/08                         10,897.08
02/29/08                         10,917.80
03/31/08                         10,942.49
04/30/08                         10,962.23
05/31/08                         10,983.30
06/30/08                         10,998.18
07/31/08                         11,013.07
08/31/08                         11,030.56
09/30/08                         11,059.92
10/31/08                         11,093.41
11/30/08                         11,107.70
12/31/08                         11,122.05
01/31/09                         11,130.73
02/28/09                         11,137.64
03/31/09                         11,144.91
04/30/09                         11,151.44
05/31/09                         11,157.99
06/30/09                         11,161.84
07/31/09                         11,163.66
08/31/09                         11,165.37
09/30/09                         11,166.44
10/31/09                         11,167.42
11/30/09                         11,167.83
12/31/09                         11,171.22
01/31/10                         11,171.30
02/28/10                         11,171.39
03/31/10                         11,171.48
04/30/10                         11,171.58
05/31/10                         11,171.77
06/30/10                         11,171.87
07/31/10                         11,171.96
08/31/10                         11,172.06
09/30/10                         11,172.15
10/31/10                         11,172.24
11/30/10                         11,172.33
12/31/10                         11,173.21
01/31/11                         11,173.30
02/28/11                         11,173.39
03/31/11                         11,173.48
04/30/11                         11,173.58
05/31/11                         11,173.67
06/30/11                         11,173.76
07/31/11                         11,173.85
08/31/11                         11,173.95
09/30/11                         11,174.04
10/31/11                         11,174.13
11/30/11                         11,174.22
12/31/11                         11,174.77
01/31/12                         11,176.28
02/29/12                         11,176.37
03/31/12                         11,176.46
04/30/12                         11,176.55
05/31/12                         11,176.65
06/30/12                         11,176.74
07/31/12                         11,176.83
08/31/12                         11,176.94
09/30/12                         11,177.02
10/31/12                         11,177.11
11/30/12                         11,177.21
12/31/12                         11,177.64
01/31/13                         11,177.73
02/28/13                         11,177.82
03/31/13                         11,177.91
04/30/13                         11,178.00
05/31/13                         11,178.10
06/30/13                         11,178.19
07/31/13                         11,178.28
08/31/13                         11,178.38
09/30/13                         11,178.47
10/31/13                         11,178.56
11/30/13                         11,178.66
12/31/13                         11,179.65
01/31/14                         11,179.74
02/28/14                         11,179.83
03/31/14                         11,179.92
04/30/14                         11,180.01
05/31/14                         11,180.11
06/30/14                         11,180.20
07/31/14                         11,180.29
08/31/14                         11,180.39
09/30/14                         11,180.48

                                   [END CHART]

                      Data from 9/30/04 through 9/30/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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8  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

    by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    (INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Rabobank Nederland N.V., or Wells Fargo & Co.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG      Association of Bay Area Governments
    IDA       Industrial Development Authority/Agency
    SPEAR     Short Puttable Exempt Adjustable Receipts
    USD       Unified School District

================================================================================

10  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON          FINAL         VALUE
(000)       SECURITY                                                  RATE         MATURITY        (000)
--------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (89.6%)

            CALIFORNIA (89.6%)
$ 9,595     ABAG Finance Auth. for Nonprofit Corps.
              (LOC - KBC Bank N.V.)                                    0.31%       5/15/2035    $  9,595
  2,900     Alameda County IDA
              (LOC - Comerica Bank, N.A.)                              0.06       12/01/2040       2,900
  3,700     Alameda County IDA (LOC - Bank of the West)                0.07       12/01/2040       3,700
    969     Anaheim Housing Auth.
              (LOC - Union Bank of California, N.A.)                   1.95       12/01/2015         969
 10,000     Anaheim Public Financing Auth. (LIQ)
              (LOC - Deutsche Bank A.G.)(a)                            0.21        9/01/2030      10,000
    310     Apple Valley (LOC - Union Bank of California, N.A.)        0.07        9/01/2015         310
    963     Culver City Redevelopment Agency
              (LOC - Union Bank of California, N.A.)                   1.95       12/01/2015         963
  7,540     Educational Facilities Auth.
              (LOC - Santander Bank, N.A.)                             0.69       11/01/2042       7,540
 10,000     Enterprise Dev. Auth. (LOC - Federal Home Loan
              Bank of San Francisco)(a)                                0.04       12/01/2042      10,000
 14,255     Golden State Tobacco Securitization Corp. (INS)
              (LIQ)(a)                                                 0.08       12/01/2037      14,255
  3,140     Hanford (LOC - Union Bank of California, N.A.)             0.07        4/01/2023       3,140
 14,700     Health Facilities Financing Auth.
              (LOC - Mizuho Corporate Bank Ltd.)                       0.03        7/01/2033      14,700
  2,080     Hesperia Public Financing Auth.
              (LOC - Bank of the West)                                 0.10       10/01/2023       2,080
  5,000     Infrastructure and Economic Dev. Bank
              (LOC - Federal Home Loan Bank of San Francisco)(a)       0.03       12/01/2040       5,000
  7,905     Irvine (LOC - Sumitomo Mitsui Banking Corp.)               0.03        9/02/2032       7,905
 17,157     Irvine (LOC - Sumitomo Mitsui Banking Corp.)               0.03        9/02/2050      17,157
  5,885     Loma Linda (LOC - Union Bank of California, N.A.)          0.07        6/01/2025       5,885
  3,500     Long Beach Health Facility                                 0.03       10/01/2016       3,500
  6,390     Los Angeles (LOC - U.S. Bank, N.A.)                        0.04        8/01/2035       6,390
  4,000     Manteca USD (LIQ) (LOC - Deutsche Bank A.G.)(a)            0.10        8/01/2035       4,000
 14,370     Montebello Public Financing Auth.
              (LOC - Union Bank of California, N.A.)                   0.07       12/01/2034      14,370
  1,650     Novato (LOC - Bank of the West)                            0.10       10/01/2032       1,650
 18,570     Pasadena (LOC - Bank of America, N.A.)                     0.04        2/01/2035      18,570
  2,280     Pollution Control Financing Auth.
              (LOC - Comerica Bank, N.A.)                              0.06       12/01/2030       2,280
 10,700     Pollution Control Financing Auth.                          0.03        3/01/2041      10,700

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                COUPON         FINAL         VALUE
(000)       SECURITY                                                   RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------------
$ 7,395     Sacramento City Financing Auth. (LIQ)
             (LOC - Deutsche Bank A.G.)(a)                             0.13%      12/01/2033    $  7,395
  6,250     San Diego County (LOC - Comerica Bank, N.A.)               0.06        1/01/2023       6,250
  1,338     SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)                  0.13        8/01/2031       1,338
  8,122     SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)                  0.13        8/01/2041       8,122
 11,325     State (LIQ) (LOC - Rabobank Nederland N.V.)(a)             0.15        8/01/2032      11,325
  2,500     State (LOC - U.S. Bank, N.A.)                              0.04        5/01/2033       2,500
 14,600     Statewide Communities Dev. Auth. (LIQ)
             (LOC - Citibank, N.A.)(a)                                 0.54       12/14/2016      14,600
  3,450     Statewide Communities Dev. Auth.
             (LOC - Comerica Bank, N.A.)                               0.06       12/01/2024       3,450
  9,750     Statewide Communities Dev. Auth. (LIQ)
             (LOC - Wells Fargo & Co.)(a)                              0.04        7/01/2030       9,750
  6,600     Statewide Communities Dev. Auth.                           0.04       11/01/2030       6,600
  7,700     Statewide Communities Dev. Auth.
             (LOC - Bank of America, N.A.)                             0.04       10/01/2036       7,700
 12,450     Statewide Communities Dev. Auth. (LIQ)
             (LOC - Wells Fargo & Co.)(a)                              0.07       10/01/2036      12,450
  9,000     Statewide Communities Dev. Auth.                           0.03        4/01/2046       9,000
                                                                                                --------
                                                                                                 278,039
                                                                                                --------
            Total Variable-Rate Demand Notes (cost: $278,039)                                    278,039
                                                                                                --------
            FIXED-RATE INSTRUMENTS (7.6%)

            CALIFORNIA (7.6%)
 12,000     San Diego County Water Auth.                               0.08       11/06/2014      12,000
 11,600     Statewide Communities Dev. Auth.                           0.14       11/05/2014      11,600
                                                                                                --------
                                                                                                  23,600
                                                                                                --------
            Total Fixed-Rate Instruments(cost: $23,600)                                           23,600
                                                                                                --------
            ADJUSTABLE-RATE NOTES (2.6%)

            CALIFORNIA (2.6%)
  8,000     Golden Empire Schools Financing Auth. (cost: $8,000)       0.24        5/01/2015       8,000
                                                                                                --------

            TOTAL INVESTMENTS (COST: $309,639)                                                  $309,639
                                                                                                ========

================================================================================

12  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS         INPUTS       TOTAL
--------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                     $-             $278,039             $-    $ 278,039
Fixed-Rate Instruments                         $-             $ 23,600             $-    $  23,600
Adjustable-Rate Notes                          $-             $  8,000             $-    $   8,000
--------------------------------------------------------------------------------------------------
Total                                          $-             $309,639             $-    $ 309,639
--------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at September 30, 2014, for federal income tax purposes, was approximately the same as that reported in the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

14  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)   $309,639
   Cash                                                                         75
   Receivables:
      Capital shares sold                                                      853
      USAA Asset Management Company (Note 4D)                                  137
      Interest                                                                  57
                                                                          --------
         Total assets                                                      310,761
                                                                          --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                  350
      Dividends on capital shares                                                4
   Accrued management fees                                                      80
   Accrued transfer agent's fees                                                23
   Other accrued expenses and payables                                          27
                                                                          --------
         Total liabilities                                                     484
                                                                          --------
            Net assets applicable to capital shares outstanding           $310,277
                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                        $310,257
   Overdistribution of net investment income                                    (1)
   Accumulated net realized gain on investments                                 21
                                                                          --------
            Net assets applicable to capital shares outstanding           $310,277
                                                                          ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                             310,250
                                                                          ========
   Net asset value, redemption price, and offering price per share        $   1.00
                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $   234
                                                                         -------
EXPENSES
   Management fees                                                           490
   Administration and servicing fees                                         155
   Transfer agent's fees                                                     174
   Custody and accounting fees                                                43
   Postage                                                                     4
   Shareholder reporting fees                                                  7
   Trustees' fees                                                             12
   Professional fees                                                          36
   Other                                                                       5
                                                                         -------
          Total expenses                                                     926
   Expenses reimbursed                                                      (707)
                                                                         -------
          Net expenses                                                       219
                                                                         -------
NET INVESTMENT INCOME                                                    $    15
                                                                         =======

See accompanying notes to financial statements.

================================================================================

16  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited), and year ended March 31, 2014

--------------------------------------------------------------------------------

                                                          9/30/2014    3/31/2014
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $     15    $      32
   Net realized gain on investments                               -           43
                                                           ---------------------
      Increase in net assets resulting from operations           15           75
                                                           ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (16)         (32)
   Net realized gains                                             -          (26)
                                                           ---------------------
      Distributions to shareholders                             (16)         (58)
                                                           ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 80,162      222,726
   Reinvested dividends                                          15           58
   Cost of shares redeemed                                  (86,336)    (235,785)
                                                           ---------------------
      Decrease in net assets from capital
         share transactions                                  (6,159)     (13,001)
                                                           ---------------------
   Net decrease in net assets                                (6,160)     (12,984)

NET ASSETS
     Beginning of period                                    316,437      329,421
                                                           ---------------------
     End of period                                         $310,277    $ 316,437
                                                           =====================
   Overdistribution of net investment income:
     End of period                                         $     (1)   $       -
                                                           =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               80,162      222,726
   Shares issued for dividends reinvested                        15           58
   Shares redeemed                                          (86,336)    (235,785)
                                                           ---------------------
      Decrease in shares outstanding                         (6,159)     (13,001)
                                                           =====================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide California investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

18  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

   meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

20  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

   Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2014, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

================================================================================

22  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

   The Fund's investment management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $490,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $155,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2014, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $174,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the six-month period ended September 30, 2014, the Fund incurred reimbursable expenses of $707,000, of which $137,000 was receivable from the Manager.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Compliance dates for the various amendments range from nine months to two years.

================================================================================

24  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                      SEPTEMBER 30,                  YEAR ENDED MARCH 31,
                                      --------------------------------------------------------------------------
                                          2014         2014         2013         2012         2011          2010
                                      --------------------------------------------------------------------------
Net asset value at
  beginning of period                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                      --------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income(a)                 .00          .00          .00          .00          .00           .00
  Net realized and
    unrealized gain                          -          .00(a)       .00(a)       .00(a)       .00(a)        .00(a)
                                      --------------------------------------------------------------------------
Total from investment
  operations(a)                            .00          .00          .00          .00          .00           .00
                                      --------------------------------------------------------------------------
Less distributions from:
  Net investment income(a)                (.00)        (.00)        (.00)        (.00)        (.00)         (.00)
  Realized capital gains                     -         (.00)(a)     (.00)(a)     (.00)(a)     (.00)(a)      (.00)(a)
                                      --------------------------------------------------------------------------
Total distributions(a)                    (.00)        (.00)        (.00)        (.00)        (.00)         (.00)
                                      --------------------------------------------------------------------------
Net asset value at
  end of period                       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                      ==========================================================================
Total return (%)*,(d)                      .01          .02          .01          .03(c)       .02           .24(b)
Net assets at
  end of period (000)                 $310,277     $316,437     $329,421     $328,917     $358,135      $431,320
Ratios to average
  net assets:**
  Expenses (%)(d),(e)                      .14(f)       .18          .32          .31(c)       .41           .52(b)
  Expenses, excluding
    reimbursements (%)(e)                  .60(f)       .58          .57          .58(c)       .56           .54(b)
  Net investment income (%)                .01(f)       .01          .01          .02          .01           .24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were
    $309,617,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $15,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $42,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(d) Effective November 9, 2009, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------
EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2014, through September 30, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may

================================================================================

26  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                  BEGINNING             ENDING             DURING PERIOD*
                                ACCOUNT VALUE        ACCOUNT VALUE         APRIL 1, 2014 -
                                APRIL 1, 2014     SEPTEMBER 30, 2014     SEPTEMBER 30, 2014
                                -----------------------------------------------------------
Actual                            $1,000.00           $1,000.10               $0.70

Hypothetical
  (5% return before expenses)      1,000.00            1,024.37                0.71

* Expenses are equal to the Fund's annualized expense ratio of 0.14%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2014, through September 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)
--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

28  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service

================================================================================

                                                     ADVISORY AGREEMENT(S) |  29

================================================================================

providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account

================================================================================

30  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-and five-year periods ended December 31, 2013, and was lower than the average of its performance universe and above its Lipper index for the three-year period ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2013, was in the top 40% of its performance universe for the three-year period ended December 31, 2013, and was in the top 15% of its performance universe for the five-year period ended December 31, 2013. The Board also took into account management's discussion regarding current market conditions.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement wdemonstrated that it possesses the capability and resources to perform the duties required ith the Manager, among others: (i) the Manager has of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

32  | USAA CALIFORNIA MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211729-1114

================================================================================

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39602-1114                                (C)2014, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.









                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.